Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Current Assets [abstract]
VAT receivables	$ 1,602	$ 1,414
Income tax receivable	0	192
Prepaid expenses and other prepayments	5,196	5,716
Tax and social receivables	52	55
Deferred expenses and other current assets	737	345
Total other current assets	$ 7,587	$ 7,722